PROPERTY, PLANT AND EQUIPMENT AND GOODWILL (Details) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) blastFurnace	Dec. 31, 2022 USD ($)
Disclosure of information for cash-generating units [line items]
Property, plant and equipment | $	$ 33,682	$ 30,167
Ukraine
Disclosure of information for cash-generating units [line items]
Property, plant and equipment | $	$ 600
Operational blast furnaces | blastFurnace	2
Total blast furnaces | blastFurnace	3
Ukraine mining operations capacity	40.00%
Ukraine steel capacity	30.00%